September 3, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard CMT Funds (the "Trust")

File No. 333-111362

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated August 27, 2020, filed pursuant to Rule 497(e), for the Vanguard Market Liquidity Fund, series of the above mentioned Trust.

If you have any questions or comments concerning the foregoing, please contact me at

(610)669-7310.

Sincerely,

/s/ Lisa K. Whittaker

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission